ACQUIRED INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2012
ACQUIRED INTANGIBLE ASSETS, NET
Schedule of costs and accumulated amortization of acquired intangible assets	Table 1